INVENTORY AND DEPOSITS (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory	$ 8,436,003	$ 7,731,380	$ 685,854
Deposits	600,000	600,000
American Rebel Inc [Member]
Inventory		1,600,000
American Rebel Inc [Member] | Champion Acquisition [Member]
Inventory	$ 5,400,000	$ 5,400,000